Pay vs Performance Disclosure - USD ($)			12 Months Ended
		Sep. 15, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance Table

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “— Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for Stanley Vashovsky(1) ($)	Summary Compensation Table Total for Anthony Capone(1) ($)	Summary Compensation Table Total for Lee Bienstock(1) ($)	Compensation Actually Paid to Stanley Vashovsky(2) ($)	Compensation Actually Paid to Anthony Capone(2) ($)	Compensation Actually Paid to Lee Bienstock(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(7) ($)	Revenue(8) ($)
									Total Stockholder Return(5) ($)	Peer Group Total Stockholder Return(6) ($)
2024	N/A	N/A	7,562,418	N/A	N/A	4,007,060	2,664,574	1,689,513	42	119	13,360,580	616,555,132
2023	N/A	928,902	11,351,018	N/A	(1,197,322)	10,910,300	3,127,390	2,670,004	55	103	10,048,328	624,288,642
2022	2,488,105	N/A	N/A	2,488,105	N/A	N/A	4,741,813	4,110,771	70	102	30,743,213	440,515,746
2021	7,281,861	N/A	N/A	7,567,162	N/A	N/A	4,519,730	4,712,985	93	106	19,179,488	318,718,580

____________

(1)      Effective as of December 31, 2022, Mr. Vashovsky retired as the Company’s Chief Executive Officer. The Board appointed Mr. Capone to succeed Mr. Vashovsky beginning January 1, 2023. Effective as of September 15, 2023, Mr. Capone resigned as the Company’s Chief Executive Officer, and the Board appointed Mr. Bienstock to succeed Mr. Capone as Chief Executive Officer.

(2)      The dollar amounts reported in these columns represent the amounts of “compensation actually paid” to Messrs. Bienstock, Capone and Vashovsky as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by such individuals. In accordance with these rules, the adjustments made to the “Total Compensation” for Mr. Bienstock as set forth in the 2024 Summary Compensation Table are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	Mr. Bienstock 2024
Summary Compensation Table Total	$7,562,418
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(6,098,451)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,553,701
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(1,404,204)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(606,404)
Compensation Actually Paid to PEO	$4,007,060

(3)      The dollar amounts reported in this column represent the average of the amounts reported for the NEOs as a group (excluding the Chief Executive Officer(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2024, Messrs. Rosenberg, Sugrue and Tendler; (ii) for 2023, Messrs. Rosenberg, Sugrue, Tendler and Oberholzer; (iii) for 2022, Messrs. Capone and Bienstock; and (iv) for 2021, Messrs. Capone and Oberholzer.

(4)      The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the Chief Executive Officer(s)), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, the adjustments made to the “Total Compensation” as set forth in the Summary Compensation Table for 2024 are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. For information on “compensation actually paid” in 2021-2023 to the NEOs as a group (excluding the Chief Executive Officer(s)), refer to our 2024 proxy statement.

Compensation Actually Paid to Non-PEO NEOs	2024
Average Summary Compensation Table Total	$2,664,574
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(1,766,603)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	1,332,380
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(263,512)
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(277,326)
Average Compensation Actually Paid to Non-PEO NEOs	$1,689,513

(5)      Total Stockholder Return for purposes of this table is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.

(6)      The peer group used for this purpose is the following published industry index: S&P 500 Health Care Sector Index.

(7)      The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote			Effective as of December 31, 2022, Mr. Vashovsky retired as the Company’s Chief Executive Officer. The Board appointed Mr. Capone to succeed Mr. Vashovsky beginning January 1, 2023. Effective as of September 15, 2023, Mr. Capone resigned as the Company’s Chief Executive Officer, and the Board appointed Mr. Bienstock to succeed Mr. Capone as Chief Executive Officer.
Peer Group Issuers, Footnote			The peer group used for this purpose is the following published industry index: S&P 500 Health Care Sector Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these columns represent the amounts of “compensation actually paid” to Messrs. Bienstock, Capone and Vashovsky as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by such individuals. In accordance with these rules, the adjustments made to the “Total Compensation” for Mr. Bienstock as set forth in the 2024 Summary Compensation Table are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid to PEO	Mr. Bienstock 2024
Summary Compensation Table Total	$7,562,418
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(6,098,451)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,553,701
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(1,404,204)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(606,404)
Compensation Actually Paid to PEO	$4,007,060

Non-PEO NEO Average Total Compensation Amount	[1]		$ 2,664,574	$ 3,127,390	$ 4,741,813	$ 4,519,730
Non-PEO NEO Average Compensation Actually Paid Amount	[2]		$ 1,689,513	2,670,004	4,110,771	4,712,985
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the Chief Executive Officer(s)), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, the adjustments made to the “Total Compensation” as set forth in the Summary Compensation Table for 2024 are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. For information on “compensation actually paid” in 2021-2023 to the NEOs as a group (excluding the Chief Executive Officer(s)), refer to our 2024 proxy statement.
Compensation Actually Paid to Non-PEO NEOs	2024
Average Summary Compensation Table Total	$2,664,574
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(1,766,603)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	1,332,380
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(263,512)
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(277,326)
Average Compensation Actually Paid to Non-PEO NEOs	$1,689,513

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income			Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid and Revenue
Tabular List, Table

Financial Performance Measures

As described in greater detail under “— Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our short-term and long-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are below. The Compensation Committee introduced relative TSR as a financial performance measure for PSUs under our 2025 LTI program. The Company does not use any other metrics for short-term and long-term incentive awards.

1.      Revenue

2.      Adjusted EBITDA

Total Shareholder Return Amount	[3]		$ 42	55	70	93
Peer Group Total Shareholder Return Amount	[4]		119	103	102	106
Net Income (Loss)	[5]		$ 13,360,580	10,048,328	$ 30,743,213	19,179,488
PEO Name		Mr. Capone	Mr. Bienstock		Mr. Vashovsky
Revenues			$ 616,555,132	624,288,642	$ 440,515,746	318,718,580
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,766,603)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,332,380
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(263,512)
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(277,326)
Lee Bienstock [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]		7,562,418	11,351,018
PEO Actually Paid Compensation Amount	[7]		4,007,060	10,910,300
Anthony Capone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]			928,902
PEO Actually Paid Compensation Amount	[7]			$ (1,197,322)
Stanley Vashovsky [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]				2,488,105	7,281,861
PEO Actually Paid Compensation Amount	[7]				$ 2,488,105	$ 7,567,162
Mr. Bienstock [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,562,418
PEO Actually Paid Compensation Amount			4,007,060
Mr. Bienstock [Member] | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,098,451)
Mr. Bienstock [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,553,701
Mr. Bienstock [Member] | Plus, fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Bienstock [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,404,204)
Mr. Bienstock [Member] | Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (606,404)

[1]	The dollar amounts reported in this column represent the average of the amounts reported for the NEOs as a group (excluding the Chief Executive Officer(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2024, Messrs. Rosenberg, Sugrue and Tendler; (ii) for 2023, Messrs. Rosenberg, Sugrue, Tendler and Oberholzer; (iii) for 2022, Messrs. Capone and Bienstock; and (iv) for 2021, Messrs. Capone and Oberholzer.
[2]	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the Chief Executive Officer(s)), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, the adjustments made to the “Total Compensation” as set forth in the Summary Compensation Table for 2024 are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. For information on “compensation actually paid” in 2021-2023 to the NEOs as a group (excluding the Chief Executive Officer(s)), refer to our 2024 proxy statement.
Compensation Actually Paid to Non-PEO NEOs	2024
Average Summary Compensation Table Total	$2,664,574
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(1,766,603)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	1,332,380
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(263,512)
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(277,326)
Average Compensation Actually Paid to Non-PEO NEOs	$1,689,513

[3]	Total Stockholder Return for purposes of this table is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.
[4]	The peer group used for this purpose is the following published industry index: S&P 500 Health Care Sector Index.
[5]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[6]	Effective as of December 31, 2022, Mr. Vashovsky retired as the Company’s Chief Executive Officer. The Board appointed Mr. Capone to succeed Mr. Vashovsky beginning January 1, 2023. Effective as of September 15, 2023, Mr. Capone resigned as the Company’s Chief Executive Officer, and the Board appointed Mr. Bienstock to succeed Mr. Capone as Chief Executive Officer.
[7]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid” to Messrs. Bienstock, Capone and Vashovsky as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by such individuals. In accordance with these rules, the adjustments made to the “Total Compensation” for Mr. Bienstock as set forth in the 2024 Summary Compensation Table are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid to PEO	Mr. Bienstock 2024
Summary Compensation Table Total	$7,562,418
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(6,098,451)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,553,701
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(1,404,204)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(606,404)
Compensation Actually Paid to PEO	$4,007,060